Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 22,259	$ 22,955
Non-Accruing	225	560
Total	$ 22,484	$ 23,515
Number of Contracts | contract	51	46
Pre-modification Outstanding Recorded Investment	$ 3,330	$ 3,020
Post-modification Outstanding Recorded Investment	3,330	3,020
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Accruing	58	73
Non-Accruing	0	0
Total	$ 58	$ 73
Number of Contracts | contract	0	0
Pre-modification Outstanding Recorded Investment	$ 0	$ 0
Post-modification Outstanding Recorded Investment	0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Accruing	1,746	2,263
Non-Accruing	0	0
Total	$ 1,746	$ 2,263
Number of Contracts | contract	0	1
Pre-modification Outstanding Recorded Investment	$ 0	$ 428
Post-modification Outstanding Recorded Investment	0	428
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Accruing	17,796	17,946
Non-Accruing	191	545
Total	$ 17,987	$ 18,491
Number of Contracts | contract	38	35
Pre-modification Outstanding Recorded Investment	$ 2,969	$ 2,381
Post-modification Outstanding Recorded Investment	2,969	2,381
Home Equity Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Accruing	2,659	2,673
Non-Accruing	34	15
Total	$ 2,693	$ 2,688
Number of Contracts | contract	13	10
Pre-modification Outstanding Recorded Investment	$ 361	$ 211
Post-modification Outstanding Recorded Investment	361	211
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Accruing	0	0
Non-Accruing	0	0
Total	$ 0	$ 0
Number of Contracts | contract	0	0
Pre-modification Outstanding Recorded Investment	$ 0	$ 0
Post-modification Outstanding Recorded Investment	$ 0	$ 0